Shareholder Report	12 Months Ended	120 Months Ended
	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	James Alpha Funds Trust
Entity Central Index Key	0001829774
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000224285
Shareholder Report [Line Items]
Fund Name	Easterly Income Opportunities Fund
Class Name	Class A
Trading Symbol	JASVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$196	1.87%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.87%
Line Graph [Table Text Block]
	Easterly Income Opportunities Fund - with load	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$9,425	$10,000
Nov-2018	$9,576	$9,912
Nov-2019	$10,397	$10,982
Nov-2020	$11,815	$11,782
Nov-2021	$12,458	$11,646
Nov-2022	$11,606	$10,151
Nov-2023	$12,074	$10,270
Nov-2024	$13,240	$10,976

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund
Without Load	9.66%	4.95%	5.56%
With Load*	7.45%	3.72%	4.57%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.50%

Performance Inception Date		Aug. 21, 2018
AssetsNet	$ 341,774,468	$ 341,774,468
Holdings Count | Holding	830	830
Advisory Fees Paid, Amount	$ 3,179,621
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$341,774,468
Number of Portfolio Holdings	830
Advisory Fee (net of waivers)	$3,179,621
Portfolio Turnover	28%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	82.4%
Corporate Bonds	16.3%
Non U.S. Government & Agencies	0.2%
U.S. Government & Agencies	1.1%

Material Fund Change [Text Block]

How Has The Fund Changed?

This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 1, 2025 at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.  On February 15, 2024, following shareholder approval, Easterly Investment Partners LLC ("Easterly") became investment adviser to the Fund following the reorganization of Easterly Funds LLC, the Fund's prior investment adviser, and Easterly, with Easterly as the surviving entity.

Effective September 6, 2024, Class A shares of the Fund that are purchased at net asset value (“NAV”) in amounts of $250,000 or more may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if they are redeemed within eighteen months of purchase.

C000224286
Shareholder Report [Line Items]
Fund Name	Easterly Income Opportunities Fund
Class Name	Class C
Trading Symbol	JSVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$273	2.62%

Expenses Paid, Amount	$ 273
Expense Ratio, Percent	2.62%
Line Graph [Table Text Block]
	Easterly Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$10,000	$10,000
Nov-2018	$10,160	$9,912
Nov-2019	$10,799	$10,982
Nov-2020	$12,162	$11,782
Nov-2021	$12,735	$11,646
Nov-2022	$11,779	$10,151
Nov-2023	$12,176	$10,270
Nov-2024	$13,244	$10,976

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund
Without Load	8.77%	4.17%	4.58%
With Load*	7.77%	4.17%	4.58%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.50%

Performance Inception Date		Aug. 21, 2018
AssetsNet	$ 341,774,468	$ 341,774,468
Holdings Count | Holding	830	830
Advisory Fees Paid, Amount	$ 3,179,621
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$341,774,468
Number of Portfolio Holdings	830
Advisory Fee (net of waivers)	$3,179,621
Portfolio Turnover	28%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	82.4%
Corporate Bonds	16.3%
Non U.S. Government & Agencies	0.2%
U.S. Government & Agencies	1.1%

Material Fund Change [Text Block]

How Has The Fund Changed?

This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 1, 2025 at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.  On February 15, 2024, following shareholder approval, Easterly Investment Partners LLC ("Easterly") became investment adviser to the Fund following the reorganization of Easterly Funds LLC, the Fund's prior investment adviser, and Easterly, with Easterly as the surviving entity.

C000224288
Shareholder Report [Line Items]
Fund Name	Easterly Income Opportunities Fund
Class Name	Class I
Trading Symbol	JSVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$170	1.62%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.62%
Line Graph [Table Text Block]
	Easterly Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$1,000,000	$1,000,000
Nov-2018	$1,015,000	$991,216
Nov-2019	$1,085,718	$1,098,181
Nov-2020	$1,235,576	$1,178,171
Nov-2021	$1,306,560	$1,164,583
Nov-2022	$1,220,594	$1,015,053
Nov-2023	$1,274,568	$1,027,028
Nov-2024	$1,400,229	$1,097,638

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund	9.86%	5.22%	5.51%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.50%

Performance Inception Date		Aug. 21, 2018
AssetsNet	$ 341,774,468	$ 341,774,468
Holdings Count | Holding	830	830
Advisory Fees Paid, Amount	$ 3,179,621
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$341,774,468
Number of Portfolio Holdings	830
Advisory Fee (net of waivers)	$3,179,621
Portfolio Turnover	28%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	82.4%
Corporate Bonds	16.3%
Non U.S. Government & Agencies	0.2%
U.S. Government & Agencies	1.1%

Material Fund Change [Text Block]

How Has The Fund Changed?

This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 1, 2025 at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.  On February 15, 2024, following shareholder approval, Easterly Investment Partners LLC ("Easterly") became investment adviser to the Fund following the reorganization of Easterly Funds LLC, the Fund's prior investment adviser, and Easterly, with Easterly as the surviving entity.

C000224287
Shareholder Report [Line Items]
Fund Name	Easterly Income Opportunities Fund
Class Name	Class R6
Trading Symbol	JASSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$108	1.03%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.03%
Line Graph [Table Text Block]
	Easterly Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$10,000	$10,000
Nov-2018	$10,160	$9,912
Nov-2019	$10,908	$10,982
Nov-2020	$12,461	$11,782
Nov-2021	$13,228	$11,646
Nov-2022	$12,394	$10,151
Nov-2023	$12,997	$10,270
Nov-2024	$14,359	$10,976

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund	10.48%	5.65%	5.93%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.50%

Performance Inception Date		Aug. 21, 2018
AssetsNet	$ 341,774,468	$ 341,774,468
Holdings Count | Holding	830	830
Advisory Fees Paid, Amount	$ 3,179,621
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$341,774,468
Number of Portfolio Holdings	830
Advisory Fee (net of waivers)	$3,179,621
Portfolio Turnover	28%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	82.4%
Corporate Bonds	16.3%
Non U.S. Government & Agencies	0.2%
U.S. Government & Agencies	1.1%

Material Fund Change [Text Block]

How Has The Fund Changed?

This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 1, 2025 at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.  On February 15, 2024, following shareholder approval, Easterly Investment Partners LLC ("Easterly") became investment adviser to the Fund following the reorganization of Easterly Funds LLC, the Fund's prior investment adviser, and Easterly, with Easterly as the surviving entity.